Expense Example {- Fidelity® Massachusetts Municipal Income Fund} - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-10 - Fidelity® Massachusetts Municipal Income Fund - Fidelity Massachusetts Municipal Income Fund-Default
Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567